Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
INVESTOR CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	11.52%	6.25%
CLASS C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%	10.70%	5.46%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	24.91%	11.81%	6.52%
C 000200195 With Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	12.10%	7.60%
C 000200195 Without Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	13.38%	8.21%
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%	13.70%	8.51%
Russell Mid Cap Investor Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	13.71%	8.39%
Russell Mid Cap Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	13.71%	8.39%
Russell Mid Cap Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	13.71%	8.39%
H F R X Equity Market Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	2.64%	0.38%
H F R X Equity Market Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%	2.64%	0.38%